Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) director Vote $ / shares shares	Dec. 31, 2017 USD ($) director Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 22, 2018 shares	May 31, 2018 shares
Convertible Preferred Shares
Preferred shares designated						0	22,885,492
Preferred stock, shares issued (in shares)						0	22,885,492
Payment of offering expenses | $						$ 3,646
Number of shares issued on conversion of convertible preferred shares							22,885,492
Cash dividend declared | $					$ 0		$ 0	$ 0
Convertible Preferred Shares (Series A, B and C)
Convertible Preferred Shares
Preferred shares designated	35,670,093					0	22,885,492	17,128,120
Preferred stock, shares issued (in shares)						0	22,885,492	17,128,120
Convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0.000273235					$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of directors entitled to elect | director						2	2
Series A convertible preferred shares
Convertible Preferred Shares
Preferred shares designated							17,128,120	17,128,120
Preferred stock, shares issued (in shares)			9,099,311	8,028,809			17,128,120	17,128,120
Share price per share | $ / shares			$ 4.6707	$ 4.6707
Proceeds from issuance of shares | $			$ 42,499	$ 37,398
Payment of offering expenses | $			$ 1	$ 102
Number of shares issued on conversion of convertible preferred shares							17,128,120	17,128,120
Number of votes for each Class B common share | Vote						10	10
Original issue price (per share) | $ / shares					$ 4.6707		$ 4.6707	$ 4.6707
Series B convertible preferred shares
Convertible Preferred Shares
Preferred shares designated							5,757,372
Preferred stock, shares issued (in shares)		5,757,372					5,757,372
Share price per share | $ / shares		$ 6.9475
Proceeds from issuance of shares | $		$ 39,873
Payment of offering expenses | $		$ 127
Number of shares issued on conversion of convertible preferred shares							5,757,372
Number of votes for each Class A common share | Vote						1	1
Original issue price (per share) | $ / shares					6.9475		$ 6.9475	6.9475
Series C convertible preferred shares
Convertible Preferred Shares
Preferred shares designated	12,784,601
Preferred stock, shares issued (in shares)	12,784,601
Share price per share | $ / shares	$ 15.6438
Proceeds from issuance of shares | $	$ 190,822
Payment of offering expenses | $	$ 9,178
Original issue price (per share) | $ / shares					$ 15.6438		$ 15.6438	$ 15.6438
Class A common shares
Convertible Preferred Shares
Number of shares issued on conversion of convertible preferred shares						5,546,019			5,546,019	5,546,019
Gross proceeds from offering | $						$ 159,193
Class B common shares
Convertible Preferred Shares
Number of shares issued on conversion of convertible preferred shares						1,070,502			1,070,502	1,070,502
Class A1 common shares
Convertible Preferred Shares
Number of shares issued on conversion of convertible preferred shares						12,995,954				12,995,954
Class B1 common shares
Convertible Preferred Shares
Number of shares issued on conversion of convertible preferred shares						16,057,618				16,057,618
Common Class A and Class B
Convertible Preferred Shares
Number of directors entitled to elect | director						1	1
Common Class A or Class B | Minimum
Convertible Preferred Shares
Share price per share | $ / shares							$ 14.0120
Gross proceeds from offering | $						$ 100,000	$ 100,000